SHAREHOLDERS’ EQUITY - Summary of Capital Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shareholders equity [line items]
Beginning balance	$ 3,344.6	$ 3,039.3	$ 2,824.3
Share-based remuneration	6.7	5.1	5.0
Result in transactions with non controlling interest	(12.5)	(2.5)	13.5
Ending balance	3,812.0	3,344.6	3,039.3
Share-based payment
Shareholders equity [line items]
Beginning balance	49.3	44.8	40.3
Share-based remuneration	5.4	4.5	4.5
Ending balance	54.7	49.3	44.8
Result in transactions with non controlling interest
Shareholders equity [line items]
Beginning balance	135.8	90.9	77.4
Result in transactions with non controlling interest	137.4	44.9	13.5
Ending balance	273.2	135.8	90.9
Capital reserves
Shareholders equity [line items]
Beginning balance	185.1	135.7	117.7
Share-based remuneration	5.4	4.5	4.5
Result in transactions with non controlling interest	137.4	44.9	13.5
Ending balance	$ 327.9	$ 185.1	$ 135.7